Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of discontinued operations [text block] [Abstract]
Schedule of cash flows provided by (used in) the discontinued operations
	Year ended December 31,
	2020	2019
Operating activities	$-	$(1,024)

Investing activities	-	724

Financing activities	$-	$-